Financial Commitments and Contingent Liabilities - Disclosure of Future Minimum Operating Lease Payments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	£ 6,619	£ 6,597
2019 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments		600
2020 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	755	550
2021 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	641	513
2022 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	599	486
2023 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	555	463
2024 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	512	449
Thereafter [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Operating lease commitments	£ 3,557	£ 3,536